TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Valuation Allowance
Balance	$ 3,375	$ 3,417	$ 3,409
Additions during the year	125	(42)	8
Balance	3,500	$ 3,375	$ 3,417
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	1,936
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 445
Tax rate on recognized foreign earnings dividends	23.00%